Income Taxes - Schedule of Reconciles the Operating Profit (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciles the Operating Profit [Abstract]
Income tax expense
Loss before tax	$ (1,383,874)	$ (1,056,231)	$ (2,557,358)	$ (1,972,892)	$ 2,782,278	$ (3,732,777)
Statutory income tax rate			21.00%	21.00%	21.00%	21.00%
Income tax expense calculated at the statutory tax rate
Effect of tax losses carry forwards			(2,441,045)	(1,534,587)	(2,019,708)	(1,208,322)
Effect of subsidiaries foreign income (loss)			$ 2,441,045	$ 1,534,587	$ 2,019,708	$ 1,208,322
Effective tax rate